SHARE CAPITAL - Range of exercise prices (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares
SHARE CAPITAL
Number of options | EquityInstruments	4,474,553	3,882,448	3,943,032
Weighted average exercise price	$ 13.35	$ 13.2	$ 13.28
Number of options exercisable | EquityInstruments	3,463,012
Weighted average exercise price of options exercisable	$ 14.05
Weighted average remaining contractual life (years)	2 years 8 months 12 days
$9.16 - $10.44
SHARE CAPITAL
Number of options | EquityInstruments	1,001,593
Weighted average exercise price	$ 9.95
Number of options exercisable | EquityInstruments	512,010
Weighted average exercise price of options exercisable	$ 10.11
Weighted average remaining contractual life (years)	4 years 1 month 6 days
$9.16 - $10.44 | Minimum
SHARE CAPITAL
Range of exercise prices	$ 9.16
$9.16 - $10.44 | Maximum
SHARE CAPITAL
Range of exercise prices	$ 10.44
$10.45 - $12.44
SHARE CAPITAL
Number of options | EquityInstruments	917,776
Weighted average exercise price	$ 11.68
Number of options exercisable | EquityInstruments	584,693
Weighted average exercise price of options exercisable	$ 11.66
Weighted average remaining contractual life (years)	2 years 8 months 12 days
$10.45 - $12.44 | Minimum
SHARE CAPITAL
Range of exercise prices	$ 10.45
$10.45 - $12.44 | Maximum
SHARE CAPITAL
Range of exercise prices	$ 12.44
$12.45 - $15.24
SHARE CAPITAL
Number of options | EquityInstruments	1,195,567
Weighted average exercise price	$ 13.25
Number of options exercisable | EquityInstruments	1,006,692
Weighted average exercise price of options exercisable	$ 13.35
Weighted average remaining contractual life (years)	2 years 8 months 12 days
$12.45 - $15.24 | Minimum
SHARE CAPITAL
Range of exercise prices	$ 12.45
$12.45 - $15.24 | Maximum
SHARE CAPITAL
Range of exercise prices	$ 15.24
$15.25 - $16.52
SHARE CAPITAL
Number of options | EquityInstruments	1,048,858
Weighted average exercise price	$ 16.27
Number of options exercisable | EquityInstruments	1,048,858
Weighted average exercise price of options exercisable	$ 16.27
Weighted average remaining contractual life (years)	1 year 10 months 24 days
$15.25 - $16.52 | Minimum
SHARE CAPITAL
Range of exercise prices	$ 15.25
$15.25 - $16.52 | Maximum
SHARE CAPITAL
Range of exercise prices	$ 16.52
$16.53 - $20.40
SHARE CAPITAL
Number of options | EquityInstruments	310,759
Weighted average exercise price	$ 19.85
Number of options exercisable | EquityInstruments	310,759
Weighted average exercise price of options exercisable	$ 19.85
Weighted average remaining contractual life (years)	1 year 1 month 6 days
$16.53 - $20.40 | Minimum
SHARE CAPITAL
Range of exercise prices	$ 16.53
$16.53 - $20.40 | Maximum
SHARE CAPITAL
Range of exercise prices	$ 20.4